Assets and Liabilities Carried at Fair Value Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other assets
Assets:
Equity securities	$ 6,065	$ 402
Private equities		2,500
Accrued expenses and other current liabilities
Liabilities:
Derivative financial instruments	101	1,007
Fair Value Measurements, Level 1 | Other assets
Assets:
Equity securities	6,065	402
Fair Value Measurements, Level 2 | Accrued expenses and other current liabilities
Liabilities:
Derivative financial instruments	$ 101	1,007
Fair Value Measurements, Level 3 | Other assets
Assets:
Private equities		$ 2,500